Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net (loss) income	$ (1,587,497)	$ 933,223	$ 820,360	$ 1,081,279
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(310,441)	(1,504,270)	(2,651,036)	(2,132,976)
Unrealized gain on marketable securities held in Trust Account		(3,217)	(9,588)	(13,795)
Deferred tax (benefit) provision	(2,014)	676	2,014
Changes in operating assets and liabilities:
Prepaid expenses	(49,276)	(39,723)	(12,223)	(6,527)
Prepaid income taxes	2,673		(2,673)
Accounts payable and accrued expenses	1,071,764	(6,582)	223,479	306,971
Income taxes payable	3,780	(279,579)	(284,958)	284,958
Net cash used in operating activities	(871,011)	(899,472)	(1,914,625)	(480,090)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(972,573)		(2,199,654)	(126,250,000)
Cash withdrawn from Trust Account to pay franchise and income taxes	170,050	763,274	1,009,194
Cash withdrawn from Trust Account for redemptions	87,354,187		14,962,645
Net cash provided by investing activities	86,551,664	763,274	13,772,185	(126,250,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid				122,500,000
Proceeds from sale of Private Placement Warrants				4,900,000
Advances from related party		164,850	164,850	88,095
Repayment of advances from related party		(164,850)	(164,850)	(143,302)
Proceeds from promissory notes – related party		100,000
Proceeds from convertible promissory notes – related party	1,727,308		3,347,709
Repayment of convertible promissory notes – related party			(330,059)
Payment of offering costs				(528,339)
Redemption of common shares	(87,354,187)		(14,962,645)
Net cash used in financing activities	(85,626,879)	100,000	(11,944,995)	126,816,454
Net Change in Cash	53,774	(36,198)	(87,435)	86,364
Cash – Beginning	2,122	89,557	89,557	3,193
Cash – Ending	55,896	53,359	2,122	89,557
Supplementary cash flow information:
Cash paid for income taxes		530,000	710,000
Non-Cash investing and financing activities:
Initial classification of common stock subject to possible redemption				117,371,161
Change in value of common stock subject to possible redemption	(1,587,507)	$ 933,218	820,363	1,079,967
Deferred underwriting fees	$ 4,375,000		$ 4,375,000	4,375,000
Deferred legal fee payable				$ 72,500